NOTE 7 - NOTE PAYABLE TO BANK (Details)					12 Months Ended			12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CAD	Dec. 31, 2012 Modification of Bridge Loan, December 17, 2012 [Member] Bridge Loan [Member] CAD	Dec. 31, 2012 Bridge Loan [Member] CAD	Dec. 31, 2012 Bridge Loan [Member] USD ($)	Dec. 31, 2012 Revolving Credit Facility [Member] USD ($)	Dec. 31, 2012 Revolving Credit Facility [Member] CAD
NOTE 7 - NOTE PAYABLE TO BANK (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity (in Dollars and Dollars)								$ 3,517,850	3,500,000
Line of Credit Facility, Interest Rate Description								Bank's prime rate plus 1%	Bank's prime rate plus 1%
Line of Credit Facility, Interest Rate at Period End								4.00%	4.00%
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage								0.25%	0.25%
Debt Instrument, Collateral								by a Fixed and Floating Charge Demand Debenture (the "Debenture") to the Bank in the face amount of CA$25 million, to secure payment of all debts and liabilities owed by Legend Canada to the Bank	by a Fixed and Floating Charge Demand Debenture (the "Debenture") to the Bank in the face amount of CA$25 million, to secure payment of all debts and liabilities owed by Legend Canada to the Bank
Line of Credit Facility, Covenant Terms								Under the agreements, we must maintain a working capital ratio, exclusive of bank indebtedness, of at least 1 to 1. For purposes of this calculation, the undrawn availability under the revolving credit facility is added to current assets.	Under the agreements, we must maintain a working capital ratio, exclusive of bank indebtedness, of at least 1 to 1. For purposes of this calculation, the undrawn availability under the revolving credit facility is added to current assets.
Bridge Loan (in Dollars and Dollars)	175,893		175,000			225,000	226,148
Debt Instrument, Description of Variable Rate Basis						Bank's prime rate plus 2%
Debt Instrument, Interest Rate at Period End							5.00%
Debt Instrument, Frequency of Periodic Payment					monthly payments	5 monthly payments
Debt Instrument, Periodic Payment (in Dollars)					25,000	250,000
Debt Instrument, Date of First Required Payment						Jul. 15, 2012
Debt Instrument, Payment Terms					over 10 months	On June 5, 2012, we entered into an Amending Agreement with the Bank for revised payment terms for the demand bridge loan.The revised repayment terms for the demand bridge demand loan extended the repayment to December 17, 2012, with CA$250,000 monthly payments being made beginning July 15, 2012 and last payment on December 17, 2012. On December 17, 2012, the payment terms of the demand bridge loan were revised again.The December 17, 2012, revision provided that the final payment of CA$250,000, originally due on that day, would be payable in monthly payments of CA$25,000 over 10 months, commencing December 24, 2012 with a final payment due September 24, 2013.
Short-term Bank Loans and Notes Payable (in Dollars and Dollars)	3,702,279	3,683,493	5,094,042
Guarantor Obligations, Current Carrying Value (in Dollars and Dollars)			$ 20,000	20,000